SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).

Principle of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in our financial statements and accompanying notes. Accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, accrued research and development expenses related to payments to contract research organizations (“CRO”), valuation of ordinary shares, valuation allowance for deferred income tax assets, useful lives for property and equipment, discount rate for right-of-use (“ROU”) assets and operating lease liabilities, the fair value of share-based compensation and warrants. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Accordingly, actual results could differ from those estimates.

Fair value measurements

Certain assets and liabilities of the Company are carried at fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three levels of the fair value hierarchy, of which the first two are considered observable and the last is considered unobservable:

Level 1 — Observable inputs such as quoted prices for identical instruments in active markets;

Level 2 — Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly;

Level 3 — Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

The following table is a summary of the Company’s financial assets measured at fair value on a recurring basis as of December 31, 2024 and 2025:

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total Fair Value
Available-for-sale investments:
Liquidity fund	4,549	—	—	4,549
Held-to-maturity investments:
U.S. treasury bills	—	90,430	—	90,430
Time deposit	—	18,493	—	18,493
Total	4,549	108,923	—	113,472

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total Fair Value
Cash equivalents:
Money Market fund	15,641	—	—	15,641
Held-to-maturity investments:
U.S. treasury bills	—	139,490	—	139,490
U.S. treasury notes	—	280,166	—	280,166
Total	15,641	419,656	—	435,297

Level 2 assets were valued using observable inputs other than Level 1 quoted prices, such as quoted prices for similar assets in active markets or other directly/indirectly observable data.

The carrying values of the Company’s other receivables, accrued expenses and other liabilities, other payable due to related parties, warrants included in current assets and liabilities approximate their respective fair values because of their general short-term nature. During the year ended December 31, 2024 and 2025, there were no transfers between Level 1, Level 2 and Level 3. See Note 5 and Note 7 for additional details regarding financial assets classified as Level 2 in the fair value hierarchy. The fair values of the warrants are classified as Level 3 in the fair value hierarchy. For further information on the warrants, see Note 14 Equity.

Cash and cash equivalents

Cash deposits placed with banks are unrestricted as to withdrawal or use. The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash equivalents consist primarily of amounts invested in money market accounts. The carrying value of cash equivalents approximates fair value due to the short-term nature of such financial instruments.

Short-term investments

Available-for-sale

Investments classified as “available-for-sale” may be sold prior to maturity due to changes in interest rates, prepayment risks, availability of alternative investments, or to meet the Company’s liquidity needs. The Company classifies its investments in liquidity funds as available-for-sale financial assets and measures the investment at fair value. Changes in the fair value are reflected in the accumulated other comprehensive loss.

Held-to-maturity

Investments are classified as held-to-maturity when the Company has positive intent and ability to hold the securities to maturity. The Company classifies its investments in U.S. treasury bills and time deposits with a range of maturity dates over 3 months and less than or equal to 12 months as held-to-maturity investments, which are initially recognized at cost and subsequently measured at amortized cost. Interest income is recognized over time using the effective interest method. The Company reviews its investments in held-to-maturity investments for expected credit losses under the Current Expected Credit Losses (CECL) model at each reporting date by assessing various factors, including credit quality of the financial institution, historical experience, current economic conditions, and reasonable and supportable forecasts to estimate expected credit losses.

Other receivables

Other receivables include third parties (non-trade), sales agents, and employees (other than related parties) receivables. As of December 31, 2024, and 2025, the Company recorded $575 and $700, respectively, which primarily relate to interest receivable from investments.

Deferred offering costs

Deferred offering costs consist of legal, accounting, and other costs incurred through the balance sheet date that are directly related to the Company’s equity offering and will be charged to shareholder’s equity upon the completion of the equity offering. Should the equity offering prove to be unsuccessful, the deferred offering costs will be charged to operating expense in the consolidated statement of operations and comprehensive loss.

Follow-on offering costs consist of regulation, legal, accounting and other costs, the Company recorded follow-on offering cost of $883 and reclassed to additional-paid-in-capital as of December 31, 2023.

ATM offering costs consists of legal, accounting and other costs. The Company recorded an offering cost of $347 and $179 and reclassed to additional-paid-in-capital for the years ended December 31, 2023 and December 31, 2024, respectively.

Registered direct offering costs consist of regulation, legal, accounting and other costs. The Company recorded registered direct offering cost of $189 and $304 and reclassed to additional-paid-in-capital as of December 31, 2024 and December 31, 2025, respectively.

PIPE offering costs consist of regulation, legal, accounting and other costs. The Company recorded PIPE offering cost of $6,789 and reclassed to additional-paid-in-capital for the years ended December 31, 2025.

Underwritten public offering and over-allotment exercise costs consist of regulation, legal, accounting and other costs, the Company recorded follow-on offering cost of $883 and reclassed to additional-paid-in-capital as of December 31, 2025.

Long-term investment

Held-to-maturity debt securities

Investments are classified as held-to-maturity when the Company has positive intent and ability to hold the securities to maturity. The Company classifies its investments in U.S. treasury notes as held‑to‑maturity debt securities, which are initially recognized at cost and subsequently measured at amortized cost. Interest income is recognized over time using the effective interest method. The Company reviews its investments in held‑to‑maturity debt securities for expected credit losses under the CECL model at each reporting date by assessing various factors, including credit quality of the issuer, historical experience, current economic conditions, and reasonable and supportable forecasts to estimate expected credit losses.

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and impairment if applicable. Property and equipment consist of laboratory equipment, transportation equipment, office equipment, and leasehold improvements. Depreciation for laboratory equipment, transportation equipment and office equipment is computed on a straight-line basis over estimated useful lives of 5 years, and leasehold improvement is computed on the shorter of the remaining lease terms or estimated useful lives.

Repair and maintenance costs are charged to expenses as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets.

Retirements, sales, and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of operations and comprehensive loss.

Long-lived asset impairment

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may not be fully recoverable. When these events occur, the Company evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by the discounted cash flows expected to be generated by the assets when the market prices are not readily available. The adjusted carrying amount of the assets become new cost basis and are depreciated over the assets’ remaining useful lives. No impairment loss was recorded for the years ended December 31, 2023, 2024 and 2025.

Segment reporting

In accordance with ASC 280, Segment Reporting, an operating segment is identified as a component of an enterprise that engages in business activities with separate discrete financial information and operating results. The Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer. The Company operates and manages its business as a single segment – in the research and development of novel therapeutics targeting significant unmet needs. The Company’s CODM assesses performance for the segment and, taking into account the Company’s strategic priorities, its cash balance, and its expected use of cash, decides how to allocate resources by regularly reviewing the segment net income (loss), which is also reported as consolidated net loss on the statement of operations and comprehensive loss. Further, the CODM reviews and utilizes functional expenses (i.e., research and development expenses and general and administrative expenses) at the consolidated level to manage the Company’s operations. Other segment items included in share-based compensation, interest income, net, other income (expense), and income tax expense, which are reflected in the segment and consolidated net loss. The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets.

Research and development expenses

Research and development expenses primarily include (1) payroll, share-based compensation, and other related costs of personnel engaged in research and development activities; (2) in-licensed patent rights fee of exclusive development rights of drugs granted to the Company; (3) costs related to preclinical testing of the Company’s technologies and clinical trials, such as payments to contract research organizations (“CRO”), contract manufacturing organizations (“CMO”), investigators, and clinical trial sites that conduct the clinical studies; (4) costs to develop the product candidates, including raw materials and supplies, product testing, depreciation, and facility related expenses; (5) other research and development expenses. Research and development expenses are charged to expenses as incurred when these expenditures relate to the Company’s research and development services and have no alternative future uses in accordance with ASC 730, Research and Development.

Accrued research and development expenses

The Company records accruals for estimated costs from its obligations under contracts with vendors, consultants, CROs and CMOs, in connection with conducting research and development activities. The Company reflects research and development expenses in the consolidated financial statements by matching those expenses with the period in which services and efforts are expended. Estimates for accrued research and development expenses are classified as accrued expenses on the accompanying consolidated balance sheet.

The financial terms of the CRO contracts are subject to negotiations, which vary from contract to contract and may result in payment flows that do not match the periods over which the services are provided under such contracts. The Company accounts for these expenses according to the progress of the preclinical or clinical study as measured by the timing of various aspects of the study or related activities and determines accrual estimates through review of the underlying contracts along with discussions with research and other key personnel as to the progress of studies, or other services being conducted. During the course of a study, the Company adjusts its rate of expense recognition if actual results differ from its estimates.

As of December 31, 2025, the Company has several ongoing clinical studies in various clinical trial stages. The clinical contracts are generally cancellable, with notice, at the Company’s option. The Company did not record any accrued expenses for contract cancellations as of December 31, 2024 or 2025, as it had no plans to cancel existing contracts.

Leases

On January 1, 2022, the Company adopted ASC Topic 842, Leases (the “new lease standard”) by applying the modified retrospective approach to all leases. Under this guidance, lessees are required to recognize assets and liabilities on the balance sheet for the rights and obligations created by all leases. The Company elected the package of practical expedients upon transition that permits us to not reassess (1) whether any contracts entered into prior to adoption are or contain leases, (2) the lease classification of existing leases and (3) initial direct costs for any leases that existed prior to adoption, (4) identified leases did not contain non-lease components and require no further allocation of the total lease cost. The Company elected the short‑term lease practical expedient for leases with an initial term of 12 months or less. Such leases are not recorded on the consolidated balance sheets, and the associated lease payments are recognized in the consolidated statements of operations and comprehensive loss on a straight‑line basis over the lease term.

The Company determines if an arrangement is or contains a lease at inception. The assessment is based on (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefit from the use of the asset throughout the period and (3) whether the Company has the right to direct the use of the asset. A lease is classified as an operating lease if it does not meet any one of these criteria. The lease classification affects the expense recognition in the statement of income. Operating lease costs are recorded entirely in operating expenses.

ROU assets and lease liabilities are recognized at commencement date based on the present value of the future minimum lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option. The ROU asset includes any lease payments made but excludes lease incentives and initial direct costs incurred, if any. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term.

Income tax

The Company accounts for income taxes under the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and income tax bases of assets and liabilities and are measured using the tax rates that will be in effect when the differences are expected to be reversed. A valuation allowance is recorded if it is more-likely-than-not that some portion or all of a deferred income tax asset will not be realized.

The Company evaluates its uncertain tax positions using the provisions of ASC 740-10, Income Taxes, which prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements. The Company recognizes in the financial statements the benefit of a tax position when it is “more-likely-than-not” to be sustained under examination based solely on the technical merits of the position, assuming a review by tax authorities having all relevant information. Tax positions that meet the recognition threshold are measured using a cumulative probability approach, at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. It is the Company’s policy to recognize interest and penalties on an underpayment of income taxes, if any, as a component of income tax expense.

Loss per share

Basic loss per ordinary share is computed by dividing net loss attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

Diluted net loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares include ordinary shares issuable upon the exercise of share options and warrants, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted earnings per share if their effects are anti-dilutive.

Warrants

Upon the closing of IPO offering in April 2022, the Company issued to Benchmark the representative of the underwriters warrants for 169,302 shares and are also exercisable on a cashless basis. The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in FASB Accounting Standards Codification ASC 480 (“ASC 480”), Distinguishing Liabilities from Equity and ASC 815 (“ASC 815”), Derivatives and Hedging. The Company accounts for its warrants as equity that meet all of the criteria (i) require physical settlement or net - share settlement or (ii) give the Company a choice of net - cash settlement or settlement in its own shares (physical settlement or net - share settlement), the warrants are required to be recorded as a component of additional paid - in capital at the time of issuance and subsequent changes in fair value are not recognized as long as the warrants continue to be classified as equity.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is assessed at the end of each reporting period. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

Share-based compensation

Awards Granted to Employees

The Company grants share options to eligible employees, management and directors and accounts for these share-based awards in accordance with ASC 718, Compensation-Stock Compensation. Employees’ share- based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using graded vesting method over the requisite service period, which is the vesting period, on a straight-line basis; c) for share-based awards granted with performance condition, using graded vesting method over the period based on the expected milestone achievement dates. Share-based compensation expense is recorded in research and development and selling, general and administrative expenses based on the classification of the work performed by the grantees.

The Company’s determination of the fair value of share option on the date of grant utilized the Binomial Option Pricing Model with the assistance of an independent third-party valuation firm. Grant date fair value was impacted by Belite’s ordinary share price as well as changes in assumptions regarding a number of variables which included, but were not limited to, the expected term that options remained outstanding, the expected ordinary share price volatility over the term of the option awards, risk-free interest rates, and expected dividends.

To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. The Company elected to account for the forfeitures as occurred.

Awards Granted to Non-Employees

The Company has accounted for equity instruments issued to non-employees in accordance with ASU No. 2018-07, Compensation  —  Stock Compensation (Topic 718): Improvements to Nonemployee Share- Based Payment Accounting.

The Company recognizes share-based compensation cost for equity awards to non-employees with a performance condition at the fixed fair value on date of grant over the period based on the expected milestone achievement dates as the derived service period (usually the vesting period), on a straight-line basis. The Company considers the probable outcome of that performance condition when determines share-based compensation expenses and will recognize a cumulative true-up adjustment if the probability of the conditions has changed.

Foreign Currency Transactions

Transactions denominated in other than the functional currencies are recorded at the rate of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivable and payable are settled, are credited or charged to income in the period of conversion or settlement. At year-end, the balances of foreign currency monetary assets and liabilities are recorded based on prevailing exchange rates and any resulting gains or losses are included in the consolidated statements of comprehensive loss.

Translation of foreign currency financial statements

The functional currency is the local currency of the respective entities. The United States dollar (“$”) is the functional currency of the Company’s entities incorporated in the Cayman Islands, the United States, Hong Kong and Swiss; the functional currencies of the Company’s subsidiaries in Australia, Shanghai, Japan and Taiwan are Australian dollar (“AU$”), Renminbi (“RMB”), Japanese Yen (“JPY”) and New Taiwan Dollars (“NTD”) respectively.

The reporting currency of the Company is the United States dollar. Accordingly, the financial statements of the foreign subsidiaries are translated at the following exchange rates: assets and liabilities  —  current rate on balance sheet date; shareholders’ equity  —  historical rate; income and expenses  —  weighted average rate during the year. The resulting translation adjustment is reflected in the accumulated other comprehensive loss.

Comprehensive loss

Comprehensive loss represents net loss plus the results of certain changes in shareholders’ deficit during a period from non-owner sources.

Comprehensive loss is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive loss be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive loss includes net loss and foreign currency translation adjustments, which are presented in the consolidated statements of comprehensive loss.

Concentration of risks

Concentration of suppliers

The following suppliers accounted for 10% or more of research and development expenses for the years ended December 31, 2023, 2024 and 2025:

Supplier	2023	2024	2025
A	$7,941	$5,010	$	*
B	6,926	5,846		10,802
C	*	*		4,987
*	Represents less than 10% of research and development expenses for the years ended December 31, 2023, 2024 and 2025.

Concentration of credit risk

As of December 31, 2024 and 2025, the Company held aggregate cash balances of $10,208 and $252,901, respectively, at major financial institutions in the United States; and $21,469 and $84,390, respectively, with major financial institutions outside the United States. The Company is exposed to credit risk on its cash balances to the extent amounts exceed applicable deposit‑insurance limits in the respective jurisdictions. Although the Company’s deposits are maintained with financial institutions that management believes to be of high credit quality, uninsured balances totaled approximately $334,557 as of December 31, 2025. In addition, approximately 70% of the Company’s total cash was held with a single financial institution in the United States.

Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Under ASU 2023-09, entities are required to uniformly classify and present greater disaggregation of information in the rate reconciliation and income taxes paid. ASU 2023-09 is intended to benefit investors by improving the transparency and decision usefulness of income tax disclosures. The new standard is effective for annual periods beginning after December 15, 2024. The Company adopted ASU 2023-09 effective January 1, 2025. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements and related disclosures.

Recently Issued Accounting Pronouncements

In October 2023, the FASB issued ASU 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative, to amend certain disclosure and presentation requirements for a variety of topics within the ASC. These amendments align the requirements in the ASC to the removal of certain disclosure requirements set out in Regulation S-X and Regulation S-K, announced by the SEC. The effective date for each amended topic in the ASC is either the date on which the SEC’s removal of the related disclosure requirement from Regulation S-X or Regulation S-K becomes effective, or on June 30, 2027, if the SEC has not removed the requirements by that date. Early adoption is prohibited. The Company is currently evaluating the impact that the adoption will have on its results of operations, financial position, cash flows and financial statement disclosures.

In November 2024 and January 2025, the FASB issued ASU 2024-03 and ASU 2025-01 on Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40), which will improve a public business entity’s disclosures on certain costs and expenses, such as cost of sales, selling, general and administrative, and research and development, by providing more detailed, disaggregate information in the notes to the financial statements. The amendments are effective for fiscal years beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted for annual financial statements that have not yet been issued or made available. The amendments should be applied on either (1) prospectively to financial statements issued for reporting periods after the effective date or (2) retrospectively to any or all prior periods presented in the financial statements. The Company is currently evaluating the provisions of the amendments and the effect on its future condensed consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities, which adds guidance to ASC 832 on the recognition, measurement, and presentation of government grants. The amendments are effective for fiscal years beginning after December 15, 2028, and interim periods within those fiscal periods. Early adoption is permitted. The Company is currently evaluating the impact that the adoption will have on its results of operations, financial position, cash flows and financial statement disclosures.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, which is intended to improve the navigability of the guidance in ASC 270 and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. The ASU also addresses the form and content of such financial statements, adds lists to ASC 270 of the interim disclosures required by all other Codification topics, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments are not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements. The amendments are effective for interim reporting periods within fiscal years beginning after December 15, 2027. Early adoption is permitted and can be applied either (1) prospectively or (2) retrospectively to any or all prior periods presented in the financial statements. The Company is currently evaluating the impact that the adoption will have on its results of operations, financial position, cash flows and financial statement disclosures.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements, as part of the standing project on its agenda to make improvements to the Codification in response to feedback from stakeholders. The amendments make Codification updates to a broad range of Topics arising from technical corrections, unintended application of the Codification, clarifications, and other minor improvements. The amendments in this ASU are effective for fiscal years beginning after December 15, 2026, and interim reporting periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact that the adoption will have on its results of operations, financial position, cash flows and financial statement disclosures.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.